Financial Instruments and Fair Value Measurements - Senior Notes and Credit Facilities (Details) - USD ($) $ in Thousands	Jun. 30, 2015	Dec. 31, 2014
6.5% Senior Secured Notes
Senior notes and credit facilities:
Debt instrument - carrying value, net of financing fees	$ 790,179	$ 788,224
7.25% Senior Unsecured Notes
Senior notes and credit facilities:
Debt instrument - carrying value, net of financing fees	492,995	492,214
$120.0 million Loan from Affiliate
Senior notes and credit facilities:
Debt instrument - carrying value, net of financing fees	78,306
Significant Other Observable Inputs (Level 2) | 6.5% Senior Secured Notes
Senior notes and credit facilities:
Debt instrument - estimated fair value	702,000	666,000
Significant Other Observable Inputs (Level 2) | 7.25% Senior Unsecured Notes
Senior notes and credit facilities:
Debt instrument - estimated fair value	422,500	380,000
1.3 billion Senior Secured Term Loan B Facility
Senior notes and credit facilities:
Debt instrument - carrying value, net of financing fees	1,261,911	1,266,341
1.3 billion Senior Secured Term Loan B Facility | Significant Other Observable Inputs (Level 2)
Senior notes and credit facilities:
Debt instrument - estimated fair value	1,374,483
1.9 billion Secured Term Loan B Facility
Senior notes and credit facilities:
Debt instrument - carrying value, net of financing fees	1,820,124	$ 1,825,671
1.9 billion Secured Term Loan B Facility | Significant Other Observable Inputs (Level 2)
Senior notes and credit facilities:
Debt instrument - estimated fair value	$ 2,013,802